DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Net Gains or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges
Hedge ineffectiveness	£ 22	£ 18	£ 28
Fair value hedges
Disclosure of detailed information about hedges
Gains/(Losses) on hedging instruments	199	(1,878)	2,371
(Losses)/Gains on hedged items attributable to hedged risks	(173)	1,893	(2,307)
Fair value and cash flows hedging ineffectiveness	26	15	64
Cash flow hedges
Disclosure of detailed information about hedges
Gains/(Losses) on hedging instruments	(456)	(144)	400
(Losses)/Gains on hedged items attributable to hedged risks	452	147
Fair value and cash flows hedging ineffectiveness	(4)	3	(36)
Fair value and cash flow hedges
Disclosure of detailed information about hedges
Hedge ineffectiveness	£ 22	£ 18	£ 28